BETTER 10K - MORTGAGE LOANS HELD FOR SALE AND WAREHOUSE LINES OF CREDIT - Schedule of Loans Held For Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross		$ 166,095	$ 303,091	$ 1,836,814
Loan, Mortgage, Held For Sale, Fair Value Adjustment		(6,070)	(54,265)	17,621
Mortgage loans held for sale, at fair value	$ 160,025	160,025	248,826	1,854,435
Collateral Pledged
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross		126,870	158,172	1,830,870
Collateral Pledged | Funding Facility 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross			101,598	309,003
Collateral Pledged | Funding Facility 2
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross			0	186,698
Collateral Pledged | Funding Facility 3
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross			0	67,106
Collateral Pledged | Funding Facility 4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross			10,218	439,767
Collateral Pledged | Funding Facility 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross			0	681,521
Collateral Pledged | Funding Facility 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross			0	5,016
Collateral Pledged | Funding Facility 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross			0	9,828
Collateral Pledged | Funding Facility 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross			46,356	110,845
Collateral Pledged | Funding Facility 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross			0	4,420
Collateral Pledged | Funding Facility 10
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross			0	16,666
Uncollateralized | Company Fund Loans Held For Investment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross		19,890	136,599	5,944
Uncollateralized | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross		$ 19,335	$ 8,320	$ 0